Reporting entity and organization (Tables)	12 Months Ended
Jun. 30, 2020
Reporting entity and organization
Schedule of entities subsidiaries and affiliates

As of June 30, 2020, the Company’s subsidiaries and consolidated affiliated entities are as follows:

	Place and year of	Legal
Subsidiaries	establishment	ownership	Principal activities
Hailiang Education (HK) Limited (“Hailiang HK”)	Hong Kong, China, 2011	100%	Investment holding
Zhejiang Hailiang Education Consulting and Services Co., Ltd. ("Hailiang Consulting ”or “WOFE")	Zhejiang, China, 2011	100%	Investment holding
Ningbo Hailiang Education Logistics Management Co., Ltd.	Zhejiang, China, 2017	100%	Education and management service
Ningbo Haoliang Information Consulting Co., Ltd. (“Ningbo Haoliang”)	Zhejiang, China, 2017	100%	Education and management service
Zhuji Nianxin Lake Hotel Co., Ltd.	Zhejiang, China, 2017	100%	Hotel management service
Ningbo Hailiang Sports Development Co., Ltd.	Zhejiang, China, 2018	100%	Educational training service
Zhuji Hailiang Supply Chain Management Co., Ltd.	Zhejiang, China, 2018	100%	Procurement and transportation services
Zhuji Hailiang Logistics Service Co., Ltd.	Zhejiang, China, 2018	100%	Accommodation service
Zhuji Hailiang After-school Service Co., Ltd.	Zhejiang, China, 2018	100%	After-school enrichment service
Hailiang Education International Studying Service Limited	Hongkong, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang International Studying Service Co., Ltd.	Zhejiang, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang Study Trip Co., Ltd	Zhejiang, China, 2018	100%	Study trip service
Pate’s-Hailiang International College Company Limited	United Kingdom,2018	100%	Overseas study consulting service
Hailiang International Education Group Pte. Ltd.	Singapore,2020	100%	Investment holding

	Place and year of	Legal
Consolidated affiliated entities	establishment	ownership		Principal activities
Hailiang Management (previously named “Zhejiang Hailiang Education Investment Group Co., Ltd.”)	Zhejiang, China, 2012	N/A	*	Investment holding
Zhejiang Hailiang Mingxin Education Technology Co., Ltd.	Zhejiang, China, 2017	N/A	*	After-school enrichment service and overseas study consulting service
Hangzhou Hailiang Education Management Co., Ltd.	Zhejiang, China, 2018	N/A	*	Education and management service
Hailiang Foreign Language School (“Foreign Language”)	Zhejiang, China, 1995	N/A	*	K‑12 educational services
Hailiang Experimental High School (“Experimental High”)	Zhejiang, China, 2002	N/A	*	K‑12 educational services
Tianma Experimental School (“Tianma Experimental”)	Zhejiang, China, 1995	N/A	*	K‑12 educational services
Hailiang Primary School	Zhejiang, China, 2016	N/A	*	K‑12 educational services
Hailiang Junior Middle School	Zhejiang, China, 2016	N/A	*	K‑12 educational services
Hailiang Senior Middle School	Zhejiang, China, 2016	N/A	*	K‑12 educational services
Hailiang High School of Art (previously named “Hailiang Art Middle School”)	Zhejiang, China, 2017	N/A	*	K‑12 educational services
Zhuji Hailiang Foreign Language High School Co., Ltd. (“Zhuji Hailiang Foreign Language High School”)	Zhejiang, China, 2018	N/A	*	K-12 educational services
Zhenjiang Jianghe High School of Art	Jiangsu, China, 2018	N/A	*	K-12 educational services
Zhejiang Mingxin International Travel Co., Ltd.	Zhejiang, China, 2018	N/A	*	Study trip service
Shaoxing Sihai International Travel Co., Ltd. (“Sihai International Travel”)	Zhejiang, China, 2010	N/A	*	Study trip service
Zhuji Tianma Boya Educational Training Center Co., Ltd.	Zhejiang, China, 2019	N/A	*	Educational training service
Hangzhou Mingyou Educational Training School Co., Ltd.	Zhejiang, China, 2019	N/A	*	Educational training service
Lanzhou Hailiang Education Consulting Co., Ltd.	Gansu, China, 2019	N/A	*	Accommodation and after-school enrichment service
Lanzhou Hailiang Experimental School	Gansu, China, 2020	N/A	*	K-12 educational services
Wuhu Hailiang Education Management Co., Ltd.	Anhui, China, 2020	N/A	*	Accommodation and after-school enrichment service
Wuhu Hailiang Experimental School	Anhui, China, 2020	N/A	*	K-12 educational services
Jinhua Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	N/A	*	Accommodation and after-school enrichment service
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (“Juxian Technology”)	Zhejiang, China, 2020	N/A	*	Accommodation and after-school enrichment service
Hailiang Overseas Chinese School	Zhejiang, China, 2020	N/A	*	K-12 educational services
Zhuji Yuesheng Management Consulting Co., Ltd.	Zhejiang, China, 2018	N/A	*	Investment holding

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below in note 2(b).